RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES

20. RELATED PARTIES

The following discussion summarizes activity between the Company and related parties.

Millcorp provides significant part of the imported grain to the Company. The purchases incurred were $38,412, $67,042 and $147,284 for the years ended December 31, 2025, 2024 and 2023, respectively. The Company has outstanding amounts of $11,236 and $5,545 included in the account payable due to Millcorp as of December 31, 2025 and 2024, respectively.

The Company grants share-based payments to non-executive members of its Board in exchange for directors’ services. For the year ended December 31, 2025, the share-based compensation expense recognized was $125.

The Company’s amounts due from related parties were $949 and $1,195 as of December 31, 2025, and 2024, respectively.

The Company’s loans from related parties were $2,175 and $7,715 as of December 31, 2025, and 2024, respectively.

Moreover, the Company owed Lighthouse Capital Limited (“Lighthouse Capital”) $8,000 as part of the consideration for the Business Combination with interest accruing at the rate of 8% per annum from June 8, 2022. The total outstanding consideration payable to Lighthouse Capital amounts to $10,122, and $9,480 for the years ended December 31, 2025, and 2024, respectively. These amounts are recorded within accrued expenses.

Transactions Between Entities Under Common Control

On June 30, 2025, the Company sold partial ownership interests in two majority owned subsidiaries, and one non-consolidated equity method investee, to a related-party entity under common control. The total consideration of this transaction was $15,691. The sales qualified as transactions between entities under common control and were therefore accounted for in accordance with ASC 805-50, Transactions Between Entities Under Common Control, and ASC 810-10, Consolidation. Under this guidance, the Company derecognized the carrying amounts of the ownership interests transferred but did not recognize any gain or loss. The difference between the carrying amount transferred and the consideration received was recorded within Equity as an increase to Additional Paid-in Capital.

Following the transfers, the Company’s ownership interests in the two majority owned subsidiaries were reduced to 51%, while the ownership interest in the non-consolidated equity method investee was reduced from 45% to 25%.

In November 2025, the Company completed the sale of its entire ownership interest in a subsidiary that does not operate within its core business segments to the same related-party entity under common control for total consideration of $963. This transaction was similarly accounted for as a transfer between entities under common control, with the Company derecognizing the carrying amount of the subsidiary’s net assets and recognizing no gain or loss. The difference between the consideration received and the carrying amount of the net assets transferred was recorded within equity as an adjustment to additional paid-in capital.